Related party transactions	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
In 2022, the University of Colorado Anschutz Medical Campus and the University of Colorado Health (UCHealth)
created an asset-centric spin-off, OncoVerity, Inc (OncoVerity), focused on optimizing and advancing the development of cusatuzumab, a novel anti-CD70 antibody, in acute myeloid leukemia (AML). OncoVerity is an entity of co-creation, combining the extensive translational biology insights from Dr. Clayton Smith, M.D. from the University of Colorado with our experience on the CD70/CD27 pathway. The Company contributed $6.5 million in 2025 ($7 million in the year ended December 31, 2024).
The investment has been accounted under IAS 28 Investment in associates and Joint Ventures using the equity method of accounting and has been designated as an “Investment in a joint venture” in the unaudited condensed consolidated interim statements of financial position. The share of net loss resulting from investment in joint ventures is presented in the unaudited condensed consolidated interim statements of profit or loss and the unaudited condensed consolidated interim statements of other comprehensive income or loss in line “Loss from investment in a joint venture”. The cash contributions made by the Company to the Joint Venture is reported under Cash flow from investing activities under “Investment in a joint venture” in the unaudited condensed consolidated interim statements of cash flows.
During the six months ended June 30, 2025 a total of 73,091 stock options and 24,742 PSUs were granted to senior management members as a group. During the six months ended June 30, 2025 a total of 5,624 restricted stock units were granted to non-executive board members.